UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Alpine Capital Management, LLC

Address:   400 Madison Avenue, 8th Floor
           New York, NY  10017


Form 13F File Number: 28-12970


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ramy Ibrahim
Title:  Principal
Phone:  212-317-2400

Signature,  Place,  and  Date  of  Signing:

/s/ Ramy Ibrahim                   New York, NY                       11/11/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              78

Form 13F Information Table Value Total:  $83,675,520.62
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------- ----------------- --------- ------------ ------------------- ---------- -------- ----------------
                                                                             SHRS OR   SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS     CUSIP      VALUE      PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------- ----------------- --------- ------------ ---------- --- ---- ---------- -------- ---- ------ ----
ABB LTD SPONSORED                  Equity            000375204   601,200.00  30,000.00          SOLE       NO       SOLE      0    0
AVI BIOPHARMA INC CMN              Equity            002346104   516,000.00 300,000.00          SOLE       NO       SOLE      0    0
ADOBE SYSTEMS INC CMN              Equity            00724F101 1,998,920.00  60,500.00          SOLE       NO       SOLE      0    0
ALLEGHENY TECHNOLOGIES INC CMN     Equity            01741R102   524,850.00  15,000.00          SOLE       NO       SOLE      0    0
BAXTER INTERNATIONAL INC CMN       Equity            071813109   997,675.00  17,500.00          SOLE       NO       SOLE      0    0
BRUNSWICK CORP. CMN                Equity            117043109   958,400.00  80,000.00          SOLE       NO       SOLE      0    0
CELGENE CORPORATION CMN            Equity            151020104   614,900.00  11,000.00          SOLE       NO       SOLE      0    0
CHILDREN'S PLACE RETAIL STORESINC  Equity            168905107 1,498,000.00  50,000.00          SOLE       NO       SOLE      0    0
COCA-COLA ENTERPRISES INC CMN      Equity            191219104 1,070,500.00  50,000.00          SOLE       NO       SOLE      0    0
CONTINENTAL AIRLINES INC CLASS B   Equity            210795308 1,644,000.00 100,000.00          SOLE       NO       SOLE      0    0
COSTCO WHOLESALE CORPORATION CMN   Equity            22160K105 1,127,600.00  20,000.00          SOLE       NO       SOLE      0    0
D.R. HORTON, INC. CMN              Equity            23331A109   975,555.00  85,500.00          SOLE       NO       SOLE      0    0
FLUSHING FINANCIAL CORPORATIONCMN  Equity            343873105   399,000.00  35,000.00          SOLE       NO       SOLE      0    0
FORD MOTOR COMPANY CMN             Equity            345370860 1,081,500.00 150,000.00          SOLE       NO       SOLE      0    0
GANNETT CO.INC. CMN                Equity            364730101   500,400.00  40,000.00          SOLE       NO       SOLE      0    0
GENZYME CORP CMN                   Equity            372917104 1,531,710.00  27,000.00          SOLE       NO       SOLE      0    0
GOLDCORP INC CMN                   Equity            380956409 1,525,986.00  37,800.00          SOLE       NO       SOLE      0    0
HARTFORD FINANCIAL SRVCS GROUPCMN  Equity            416515104   530,000.00  20,000.00          SOLE       NO       SOLE      0    0
ILLUMINA INC CMN                   Equity            452327109 1,062,500.00  25,000.00          SOLE       NO       SOLE      0    0
KEYCORP CMN                        Equity            493267108   390,000.00  60,000.00          SOLE       NO       SOLE      0    0
KNIGHT TRANSPORTATION INC CMN      Equity            499064103   839,000.00  50,000.00          SOLE       NO       SOLE      0    0
LABORATORY CORPORATION OF AMERCMN  Equity            50540R409 1,971,000.00  30,000.00          SOLE       NO       SOLE      0    0
LINCOLN NATL.CORP.INC. CMN         Equity            534187109   647,750.00  25,000.00          SOLE       NO       SOLE      0    0
MEMC ELECTRONIC MATERIAL COMMON    Equity            552715104 1,006,115.00  60,500.00          SOLE       NO       SOLE      0    0
STO
MGIC INVESTMENT CORP COMMON STO    Equity            552848103 1,296,750.00 175,000.00          SOLE       NO       SOLE      0    0
MARTIN MARIETTA MATERIALS,INC CMN  Equity            573284106 1,463,913.00  15,900.00          SOLE       NO       SOLE      0    0
MONSANTO COMPANY CMN               Equity            61166W101 2,012,400.00  26,000.00          SOLE       NO       SOLE      0    0
MOODYS CORP CMN                    Equity            615369105   818,400.00  40,000.00          SOLE       NO       SOLE      0    0
NUCOR CORPORATION CMN              Equity            670346105 1,269,270.00  27,000.00          SOLE       NO       SOLE      0    0
PARKERVISION INC. CMN              Equity            701354102   317,588.50  77,650.00          SOLE       NO       SOLE      0    0
PFIZER INC. CMN                    Equity            717081103 3,028,650.00 183,000.00          SOLE       NO       SOLE      0    0
PIER 1 IMPORTS INC (DELAWARE) CMN  Equity            720279108   851,400.00 220,000.00          SOLE       NO       SOLE      0    0
POLYCOM INC CMN                    Equity            73172K104 1,070,000.00  40,000.00          SOLE       NO       SOLE      0    0
RALCORP HLDGS INC (NEW) CMN        Equity            751028101 2,923,500.00  50,000.00          SOLE       NO       SOLE      0    0
RUBY TUESDAY,INC. CMN              Equity            781182100   926,200.00 110,000.00          SOLE       NO       SOLE      0    0
SBA COMMUNICATIONS CORP CMN        Equity            78388J106 1,081,200.00  40,000.00          SOLE       NO       SOLE      0    0
CHARLES SCHWAB CORPORATION CMN     Equity            808513105 1,915,000.00 100,000.00          SOLE       NO       SOLE      0    0
TEREX CORP (NEW) CMN               Equity            880779103   829,200.00  40,000.00          SOLE       NO       SOLE      0    0
TESORO CORPORATION CMN             Equity            881609101 1,198,400.00  80,000.00          SOLE       NO       SOLE      0    0
TRANSATLANTIC HOLDING INC CMN      Equity            893521104 1,229,165.00  24,500.00          SOLE       NO       SOLE      0    0
UNITED STATES STEEL CORPORATIOCMN  Equity            912909108 1,331,100.00  30,000.00          SOLE       NO       SOLE      0    0
UNITEDHEALTH GROUP INCORPORATECMN  Equity            91324P102   964,040.00  38,500.00          SOLE       NO       SOLE      0    0
VALERO ENERGY CORPORATION CMN      Equity            91913Y100   940,415.00  48,500.00          SOLE       NO       SOLE      0    0
WAL MART STORES INC CMN            Equity            931142103 1,963,600.00  40,000.00          SOLE       NO       SOLE      0    0
YAHOO INC CMN                      Equity            984332106 1,148,745.00  64,500.00          SOLE       NO       SOLE      0    0
ASPEN INSURANCE HOLDINGS LTD CMN   Equity            G05384105   794,100.00  30,000.00          SOLE       NO       SOLE      0    0
COMPASS MINERALS INTL, INC. CMN    Equity            20451N101 1,232,400.00  20,000.00          SOLE       NO       SOLE      0    0
CHINA LIFE INSUR CO LTD            Equity            16939P106   985,650.00  15,000.00          SOLE       NO       SOLE      0    0
(CHINASPONSORED
REGIONS FINANCIAL CORPORATION CMN  Equity            7591EP100   621,000.00 100,000.00          SOLE       NO       SOLE      0    0
BEACON ROOFING SUPPLY, INC. CMN    Equity            073685109 1,118,600.00  70,000.00          SOLE       NO       SOLE      0    0
DENISON MINES CORP. CMN            Equity            248356107   395,250.00 212,500.00          SOLE       NO       SOLE      0    0
THE MOSAIC COMPANY CMN             Equity            61945A107   994,472.16  20,688.00          SOLE       NO       SOLE      0    0
ALPHA NATURAL RESOURCES, INC. CMN  Equity            02076X102 1,467,425.70  41,807.00          SOLE       NO       SOLE      0    0
GAMESTOP CORP CMN CLASS            Equity            36467W109   794,100.00  30,000.00          SOLE       NO       SOLE      0    0
SUNPOWER CORPORATION CMN CLASS     Equity            867652109   836,920.00  28,000.00          SOLE       NO       SOLE      0    0
EMERGENT BIOSOLUTIONS INC CMN      Equity            29089Q105 2,158,052.00 122,200.00          SOLE       NO       SOLE      0    0
FIRST SOLAR, INC. CMN              Equity            336433107 1,987,180.00  13,000.00          SOLE       NO       SOLE      0    0
ISILON SYSTEMS INC. CMN            Equity            46432L104   854,000.00 140,000.00          SOLE       NO       SOLE      0    0

                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------- ----------------- --------- ------------ ------------------- ---------- -------- ----------------
                                                                             SHRS OR   SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS     CUSIP      VALUE      PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------- ----------------- --------- ------------ ---------- --- ---- ---------- -------- ---- ------ ----
MELCO CROWN ENTERTAINMENT LIMIADR  Equity            585464100 1,113,600.00 160,000.00          SOLE       NO       SOLE      0    0
CMN
NATIONAL CINEMEDIA, INC. CMN       Equity            635309107 1,103,050.00  65,000.00          SOLE       NO       SOLE      0    0
INDEX OIL & GAS INC CMN RESTRICTED Equity            454084197   200,000.00 200,000.00          SOLE       NO       SOLE      0    0
UNITED STATES NATURALGAS FD LPETF  Equity            912318102   704,400.00  60,000.00          SOLE       NO       SOLE      0    0
PROSHARES TRUST PROSHARES          Equity            74347R628   501,000.00  20,000.00          SOLE       NO       SOLE      0    0
COLLECTIVE BRANDS, INC. CMN        Equity            19421W100   433,250.00  25,000.00          SOLE       NO       SOLE      0    0
MAKO SURGICAL CORP. CMN            Equity            560879108   438,000.00  50,000.00          SOLE       NO       SOLE      0    0
SPDR GOLD TRUST ETF                Equity            78463V107 5,931,000.00  60,000.00          SOLE       NO       SOLE      0    0
WENDY'S/ARBY'S GROUP, INC. CMN     Equity            950587105   473,000.00 100,000.00          SOLE       NO       SOLE      0    0
CLASS
LIFE TECHNOLOGIES CORPORATION CMN  Equity            53217V109 1,024,100.00  22,000.00          SOLE       NO       SOLE      0    0
FOSTER WHEELER AG CMN              Equity            H27178104   957,300.00  30,000.00          SOLE       NO       SOLE      0    0
IPATH S&P 500 VIX                  Equity            06740C527   999,800.00  20,000.00          SOLE       NO       SOLE      0    0
SHORT-TERMFUTURES IN
COVIDIEN PLC CMN                   Equity            G2554F105 1,665,553.26  38,501.00          SOLE       NO       SOLE      0    0
WARNER CHILCOTT PLC CMN            Equity            G94368100 1,048,570.00  48,500.00          SOLE       NO       SOLE      0    0
CALL/SLM(SLMJB) @ 10 EXP 10/       Option            9EDB17098     6,250.00     500.00          SOLE       NO       SOLE      0    0
CALL/DELL(DLQAE) @ 25 EXP 01/      Option            9EDBB86O6     2,000.00   1,000.00          SOLE       NO       SOLE      0    0
CALL/SLV(SLVJQ) @ 17 EXP 10/       Option            9EDB23OC3    33,750.00   1,500.00          SOLE       NO       SOLE      0    0
CALL/GLD(GCZAF) @ 110 EXP 01       Option            9EDBDCJT0   105,000.00     600.00          SOLE       NO       SOLE      0    0
PUT/LVS(LJJVR)@ 18 EXP 10/         Option            9EDBHH3N5    96,250.00     500.00          SOLE       NO       SOLE      0    0
WTS/TONGXIN INTERNATIONAL          Warrant           G8918T111     9,000.00   2,000.00          SOLE       NO       SOLE      0    0
LTD.5.0000 EXP


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